Related Party Transactions - Additional Information (Detail 1) - USD ($) $ in Millions			6 Months Ended
	Mar. 04, 2024	Dec. 22, 2023	Jun. 30, 2024
Second Amended and Restated First Lien Credit Agreement [Member] | Working Capital Credit Facility Collateral [Member]
Related Party Transaction [Line Items]
Payment of certain costs and fees		$ 0.1
Second Amended and Restated First Lien Credit Agreement [Member] | Working Capital Credit Facility Collateral [Member] | Hazel Partners Holdings LLC Letter Agreement [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Description			extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025
Existing Legal Services Agreements [Member] | Working Capital Credit Facility Collateral [Member] | MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Partial Repayment of Debt	$ 0.4
Virage Amendment [Member] | Class A [Member] | Initial Virage Warrant [Member]
Related Party Transaction [Line Items]
Class A Issuances, shares	438,596